Intangible Assets (Details) - Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning	$ 14,715,529	$ 12,218,908
Additions	19,006	2,496,621
Impairments
Cost, Ending	14,734,535	14,715,529
Accumulated amortization, Beginning	11,311,681	9,582,355
Amortization	1,361,639	1,729,326
Accumulated amortization, Ending	12,673,320	11,311,681
Carrying amounts, Beginning	3,403,848	2,636,553
Carrying amounts, Ending	2,061,215	3,403,848
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning	3,170,966	4,840,000
Additions
Impairments		(1,699,034)
Cost, Ending	3,170,966	3,170,966
Accumulated amortization, Beginning	1,037,144	345,714
Amortization	290,976	691,430
Accumulated amortization, Ending	1,328,120	1,037,144
Carrying amounts, Beginning	2,133,822	4,494,286
Carrying amounts, Ending	1,842,846	2,133,822
Tradename [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning	420,833	750,000
Additions
Impairments		(329,167)
Cost, Ending	420,833	420,833
Accumulated amortization, Beginning
Amortization
Accumulated amortization, Ending
Carrying amounts, Beginning	420,833	750,000
Carrying amounts, Ending	420,833	420,833
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning	1,209,861	1,550,000
Additions
Impairments		(340,139)
Cost, Ending	1,209,861	1,209,861
Accumulated amortization, Beginning	775,000	258,333
Amortization	217,430	516,667
Accumulated amortization, Ending	992,430	775,000
Carrying amounts, Beginning	434,861	1,291,667
Carrying amounts, Ending	217,431	434,861
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning	19,517,189	19,358,908
Additions	19,006	2,496,621
Impairments		(2,338,340)
Cost, Ending	19,536,195	19,517,189
Accumulated amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization, Beginning	13,123,825	10,186,402
Amortization	1,870,045	2,937,423
Accumulated amortization, Ending	14,993,870	13,123,825
Carrying amounts [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying amounts, Beginning	6,393,364	9,172,506
Carrying amounts, Ending	$ 4,542,326	$ 6,393,364